RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

13.    RELATED PARTY TRANSACTIONS:

In addition to transactions and balances related to share-based compensation to officers and directors, the Company incurred expenses of $110 thousand and $65 thousand, for the year ended December 31, 2022 and 2021, respectively, due to reimbursement of expenses and compensation for members of the Board of Directors. These expenses are recorded in selling, general & administrative in the consolidated statements of operations. As of December 31, 2022 and December 31, 2021, there was $16 thousand and $18 thousand, respectively, payable to members of the Board of Directors that are recorded in accounts payable and accrued expenses on the consolidated balance sheets.

During the year ended December 31, 2021, the Company reimbursed an owner for legal fees and other expenses as a result of the Exchange (see Note 1). The reimbursement of these fees for services resulted in an expense of $66 thousand for the year ended December 31, 2021 and there was zero payable as of December 31, 2021.

During the year ended December 31, 2021, the Company obtained consulting services from an individual who is a family member of a Director of the Company. The consulting services resulted in an expense of $35 thousand for the year ended December 31, 2021 and there was zero payable as of December 31, 2021.

Octopus Share Purchase

On January 27, 2022, we sold an aggregate of 1,000,000 shares of our common stock at a purchase price of $2.00 per share to Octopus Titan VCT plc and Octopus Investments Nominees Limited in accordance with the Letter Agreement, dated as of February 23, 2021, between the Company and Octopus Titan VCT plc and certain related parties.  During the year ended December 31, 2022, the Company reimbursed an owner for legal fees and other expenses as a result of the Octopus Share Purchase. The reimbursement of these fees for services resulted in an expense of $11 thousand for the year ended December 31, 2022 and there was zero payable as of December 31, 2022.